Document and Entity Information Document	Apr. 20, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 20, 2020
Entity Registrant Name	VEREIT, INC.
Entity Central Index Key	0001507385
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35263
Entity Tax Identification Number	45-2482685
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
City Area Code	(800)
Local Phone Number	606-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VER
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	85016
VEREIT Operating Partnership, L.P. [Member]
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	VEREIT OPERATING PARTNERSHIP, L.P.
Entity Central Index Key	0001528059
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-197780
Entity Tax Identification Number	45-1255683
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
City Area Code	(800)
Local Phone Number	606-3610
Title of 12(b) Security	6.70% Series F Cumulative Redeemable Preferred Stock
Trading Symbol	VER PF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	85016